Average Annual Total Returns{- Fidelity China Region Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity China Region Fund	Fidelity China Region Fund Return Before Taxes Past 1 year	Fidelity China Region Fund Return Before Taxes Past 5 years	Fidelity China Region Fund Return Before Taxes Past 10 years	Fidelity China Region Fund After Taxes on Distributions Past 1 year	Fidelity China Region Fund After Taxes on Distributions Past 5 years	Fidelity China Region Fund After Taxes on Distributions Past 10 years	Fidelity China Region Fund After Taxes on Distributions and Sales Past 1 year	Fidelity China Region Fund After Taxes on Distributions and Sales Past 5 years	Fidelity China Region Fund After Taxes on Distributions and Sales Past 10 years	IXYE2 Past 1 year	IXYE2 Past 5 years	IXYE2 Past 10 years
Total	35.11%	8.94%	8.51%	35.02%	8.22%	7.48%	21.06%	6.97%	6.73%	23.73%	8.12%	6.72%